Related Party Transactions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Due from related party	€ 3,800,000
Term loan	5 years
Repaid	€ 237,480	€ 228,150	€ 248,532
Loan was converted to partner contribution	600,000
Loan amount	1,900,000
Amount paid for interest	183,777	118,750	0
Selling and administrative expenses	2,149,157	1,529,085	1,498,499
Interest expense	€ 198,580	287,281	308,982
Percentage of margin applied	13.00%
Incurred management fees	€ 840,000	1,005,434	€ 547,912
Related Parties [Member]
Related Party Transactions [Line Items]
Market interest rate	6.25%
Repaid	€ 1,300,000
Selling and administrative expenses	848,832	1,010,769
Salaries and benefits	101,281	9,999
Stock-based compensation	88,248
Interest expense	€ 183,777	€ 118,750